Consolidated Balance Sheets - CAD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Current assets
Cash and equivalents	$ 96,477	$ 120,858
Accounts receivable	16,514	13,223
Inventories	122,942	92,846
Other financial assets	5,057	9,013
Prepaids	8,465	4,931
Total current assets	249,455	240,871
Property, plant and equipment	1,286,001	1,029,240
Inventories	17,554	0
Other financial assets	7,896	2,989
Goodwill	5,462	5,584
Total assets	1,566,368	1,278,684
Current liabilities
Accounts payable and accrued liabilities	71,748	66,716
Current portion of long-term debt	27,658	18,409
Deferred revenue	10,346	12,065
Current portion of Cariboo consideration payable	14,384	0
Interest payable	13,896	14,221
Current income tax payable	3,157	1,227
Total current liabilities	141,189	112,638
Long-term debt	610,233	568,160
Provision for environmental rehabilitation	145,786	113,725
Deferred tax liabilities	114,723	76,255
Deferred revenue	59,720	47,620
Cariboo consideration payable	55,997	0
Other financial liabilities	4,572	3,877
Total liabilities	1,132,220	922,275
EQUITY
Share capital	486,136	479,926
Contributed surplus	54,833	55,795
Accumulated other comprehensive income ("AOCI")	16,557	26,792
Deficit	(123,378)	(206,104)
Total equity	434,148	356,409
Total equity and liabilities	$ 1,566,368	$ 1,278,684